Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.01	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	5,000,000	300,000,000	300,000,000
Common stock, shares issued	50,874,089		16,320,839	7,434,955
Common stock, shares outstanding	50,874,089		16,320,839	7,434,955
Surfside Acquisition Inc.
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000	50,000,000
Common stock, shares issued		5,000,000	5,000,000	5,000,000
Common stock, shares outstanding		5,000,000	5,000,000	5,000,000